Stock-Based Compensation (Details 2) shares in Thousands	12 Months Ended
Apr. 02, 2016 $ / shares shares
Restricted share plans
Balance at beginning balance, Shares | shares	2,202
Balance at beginning balance, Weighted-Average Grant-Date Fair Value | $ / shares	$ 34.29
Granted, Shares | shares	923
Granted, Weighted-Average Grant-Date Fair Value | $ / shares	$ 56.65
Vested, Shares | shares	(972)
Vested, Weighted-Average Grant-Date Fair Value | $ / shares	$ 27.86
Forfeited, Shares | shares	(58)
Forfeited, Weighted-Average Grant-Date Fair Value | $ / shares	$ 51.81
Balance at ending balance, Shares | shares	2,095
Balance at ending balance, Weighted-Average Grant-Date Fair Value | $ / shares	$ 47.09